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Independent Auditors’ Report

The Board of Directors
Sentry Life Insurance Company of New York
and
The Contract Owners of
Sentry Variable Account I:

We have audited the accompanying statements of assets and liabilities of the Sentry Variable Account I (comprised of the sub-accounts listed in the statements of assets and liabilities (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations for the year ended December 31, 2009, changes in net assets for the years ended December 31, 2009 and 2008, and the financial highlights for the years ended December 31, 2009, 2008 and 2007. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Accounts for the years ended December 31, 2006 and 2005 were audited by other auditors whose report thereon dated February 8, 2007 expressed an unqualified opinion on those highlights.

We conducted our audits in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. Our audit included confirmation of securities owned as of December 31, 2009 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Sentry Variable Account I as of December 31, 2009, and the results of their operations for the year ended December 31, 2009, changes in net assets for the years ended December 31, 2009 and 2008, and financial highlights for the years ended December 31, 2009, 2008 and 2007 in conformity with U.S. generally accepted accounting principles.

s/KPMG

March 1, 2010

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SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2009

Assets:

Investments at fair value:

Janus Aspen Series:
Aspen Janus Portfolio, 84 shares (cost $1,564)	$1,789
Aspen Enterprise Portfolio, 2,703 shares (cost $79,187)	83,237
Aspen Worldwide Growth Portfolio, 44 shares (cost $991)	1,149
Aspen Balanced Portfolio, 322 shares (cost $7,164)	8,668

T. Rowe Price Fixed Income Series, Inc.:
Prime Reserve Portfolio, 16,304 shares (cost $16,304)	16,303
Limited Term Bond Portfolio, 668 shares (cost $3,302)	3,368

T. Rowe Price Equity Series, Inc.:
Equity Income Portfolio, 182 shares (cost $4,146)	3,214
Personal Strategy Balanced Portfolio, 1,636 shares (cost $27,873)	26,848

Total Assets	$144,576
Total Liabilities	-

Net Assets	$144,576

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY OF NEW YORK

Sentry Variable Account I

STATEMENTS OF OPERATIONS

	For the Year ended December 31, 2009

	Janus Aspen	Janus Aspen
	Janus*	Enterprise**

Investment Income:
Dividends	$8	$-

Expenses:
Mortality and expense risk charges	18	927

Net investment income (loss)	(10)	(927)

Realized gains (losses) on investments:
Realized net investment gain (loss)	7	(37,243)

Capital gain distributions received	-	-

Realized gain (loss) on investments and
capital gain distributions, net	7	(37,243)

Unrealized appreciation (depreciation), net	465	65,583

Net increase (decrease) in net assets
from operations	$462	$27,413

	For the Year ended December 31, 2009
	Janus Aspen
	Worldwide	Janus Aspen
	Growth	Balanced

Investment Income:
Dividends	$14	$234

Expenses:
Mortality and expense risk charges	12	92

Net investment income (loss)	2	142

Realized gains (losses) on investments:
Realized net investment gain (loss)	1	13

Capital gain distributions received	-	294

Realized gain (loss) on investments and
capital gain distributions, net	1	307

Unrealized appreciation (depreciation), net	302	1,254

Net increase (decrease) in net assets
from operations	$305	$1,703

See accompanying notes to financial statements

*Formerly Janus Aspen Large Cap Growth Portfolio
**Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY OF NEW YORK

Sentry Variable Account I

STATEMENTS OF OPERATIONS

	For the Year Ended December 31, 2009
		T. Rowe Price
	T. Rowe Price	Limited Term	T. Rowe Price
	Prime Reserve	Bond	Equity Income

Investment Income:
Dividends	$63	$484	$54

Expenses:
Mortality and expense risk charges	196	163	32

Net investment income (loss)	(133)	321	22

Realized gains (losses) on investments:
Realized net investment gain (loss)	-	203	(34)

Capital gain distributions received	-	-	-

Realized gain (loss) on investments and
capital gain distributions, net	-	203	(34)

Unrealized appreciation (depreciation), net	-	617	636

Net increase (decrease) in net assets
from operations	$(133)	$1,141	$624

	For the Year Ended December 31, 2009
	T. Rowe Price	T. Rowe Price
	Personal Strategy	Mid-Cap	T. Rowe Price
	Balanced	Growth	International

Investment Income:
Dividends	$797	$-	$-

Expenses:
Mortality and expense risk charges	468	12	10

Net investment income (loss)	329	(12)	(10)

Realized gains (losses) on investments:
Realized net investment gain (loss)	(16,652)	(10,213)	(11,188)

Capital gain distributions received	-	-	-

Realized gain (loss) on investments and
capital gain distributions, net	(16,652)	(10,213)	(11,188)

Unrealized appreciation (depreciation), net	24,569	9,978	10,232

Net increase (decrease) in net assets
from operations	$8,246	$(247)	$(966)

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY OF NEW YORK

Sentry Variable Account I

STATEMENTS OF CHANGES IN NET ASSETS

	For the Years ended December 31,

	Janus Aspen		Janus Aspen		Janus Aspen
	Janus*		Enterprise**		Forty
	2009	2008	2009	2008	2009	2008

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(10)	$(86)	$(927)	$(1,430)	$-	$(21)

Realized gains (losses) on investments	7	2,495	(37,243)	(45,098)	-	(430)

Unrealized appreciation (depreciation), net	465	(6,980)	65,583	(31,184)	-	-

Net increase (decrease) in net assets from operations	462	(4,571)	27,413	(77,712)	-	(451)

Contract transactions:
Purchase payments	-	-	-	-	-	3,000

Transfers between subaccounts, net	-	-	-	6,224	-	-

Withdrawals	-	(25,888)	(28,934)	(99,136)	-	(2,547)

Contract maintenance fees	(11)	(12)	(316)	(410)	-	(2)

Surrender charges	-	-	-	(38)	-	-

Net increase (decrease) in net assets
derived from contract transactions	(11)	(25,900)	(29,250)	(93,360)	-	451

Total increase (decrease) in net assets	451	(30,471)	(1,837)	(171,072)	-	-

Net assets at beginning of year	1,338	31,809	85,074	256,146	-	-

Net assets at end of year	$1,789	$1,338	$83,237	$85,074	$-	$-

	For the Years ended December 31,
	Janus Aspen
	Worldwide		Janus Aspen
	Growth		Balanced
	2009	2008	2009	2008

Increase (decrease) in net assets from operations:
Net investment income (loss)	$2	$-	$142	$121

Realized gains (losses) on investments	1	7	307	577

Unrealized appreciation (depreciation), net	302	(715)	1,254	(2,119)

Net increase (decrease) in net assets from operations	305	(708)	1,703	(1,421)

Contract transactions:
Purchase payments	-	-	-	-

Transfers between subaccounts, net	-	-	-	-

Withdrawals	-	-	-	-

Contract maintenance fees	(9)	(11)	(45)	(42)

Surrender charges	-	-	-	-

Net increase (decrease) in net assets
derived from contract transactions	(9)	(11)	(45)	(42)

Total increase (decrease) in net assets	296	(719)	1,658	(1,463)

Net assets at beginning of year	853	1,572	7,010	8,473

Net assets at end of year	$1,149	$853	$8,668	$7,010

See accompanying notes to financial statements

*Formerly Janus Aspen Large Cap Growth Portfolio
**Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY OF NEW YORK

Sentry Variable Account I

STATEMENTS OF CHANGES IN NET ASSETS

	For the Years Ended December 31,
			T. Rowe Price
	T. Rowe Price		Limited Term		T. Rowe Price
	Prime Reserve		Bond		Equity Income
	2009	2008	2009	2008	2009	2008

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(133)	$732	$321	$1,383	$22	$103

Realized gains (losses) on investments	-	-	203	(1,079)	(34)	(3,905)

Unrealized appreciation (depreciation), net	-	-	617	695	636	(2,029)

Net increase (decrease) in net assets from operations	(133)	732	1,141	999	624	(5,831)

Contract transactions:
Purchase payments	-	-	-	-	-	-

Transfers between subaccounts, net	-	-	-	-	-	(4,778)

Withdrawals	-	(35,370)	(17,067)	(57,817)	-	(25,265)

Contract maintenance fees	(36)	(61)	(38)	(49)	(12)	(15)

Surrender charges	-	-	-	(9)	-	-

Net increase (decrease) in net assets
derived from contract transactions	(36)	(35,431)	(17,105)	(57,875)	(12)	(30,058)

Total increase (decrease) in net assets	(169)	(34,699)	(15,964)	(56,876)	612	(35,889)

Net assets at beginning of year	16,472	51,171	19,332	76,208	2,602	38,491

Net assets at end of year	$16,303	$16,472	$3,368	$19,332	$3,214	$2,602

	For the Years Ended December 31,
	T. Rowe Price		T. Rowe Price		T. Rowe Price
	Personal Strategy		Mid-Cap		International
	Balanced		Growth		Stock
	2009	2008	2009	2008	2009	2008

Increase (decrease) in net assets from operations:
Net investment income (loss)	$329	$2,129	$(12)	$(253)	$(10)	$98

Realized gains (losses) on investments	(16,652)	(10,785)	(10,213)	914	(11,188)	724

Unrealized appreciation (depreciation), net	24,569	(63,044)	9,978	(10,208)	10,232	(15,179)

Net increase (decrease) in net assets from operations	8,246	(71,700)	(247)	(9,547)	(966)	(14,357)

Contract transactions:
Purchase payments	-	5,750	-	3,000	-	-

Transfers between subaccounts, net	-	-	-	-	-	-

Withdrawals	(34,477)	(156,060)	(13,331)	(2,692)	(11,349)	(6,008)

Contract maintenance fees	(193)	(328)	-	(12)	-	(15)

Surrender charges	-	(13)	-	-	-	-

Net increase (decrease) in net assets
derived from contract transactions	(34,670)	(150,651)	(13,331)	296	(11,349)	(6,023)

Total increase (decrease) in net assets	(26,424)	(222,351)	(13,578)	(9,251)	(12,315)	(20,380)

Net assets at beginning of year	53,272	275,623	13,578	22,829	12,315	32,695

Net assets at end of year	$26,848	$53,272	$-	$13,578	$-	$12,315

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY OF NEW YORK

Sentry Variable Account I

STATEMENTS OF CHANGES IN NET ASSETS

	For the Years Ended December 31,

	Vanguard
	Equity Index
	2009	2008

Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$36

Realized gains (losses) on investments	-	(505)

Unrealized appreciation (depreciation), net	-	(107)

Net increase (decrease) in net assets from operations	-	(576)

Contract transactions:
Purchase payments	-	-

Transfers between subaccounts, net	-	-

Withdrawals	-	(2,855)

Contract maintenance fees	-	(3)

Surrender charges	-	-

Net increase (decrease) in net assets
derived from contract transactions	-	(2,858)

Total increase (decrease) in net assets	-	(3,434)

Net assets at beginning of year	-	3,434

Net assets at end of year	$-	$-

	For the Years Ended December 31,

	Vanguard		Vanguard
	Mid-Cap Index		REIT Index
	2009	2008	2009	2008

Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-	$-	$-

Realized gains (losses) on investments	-	(117)	-	(99)

Unrealized appreciation (depreciation), net	-	38	-	50

Net increase (decrease) in net assets from operations	-	(79)	-	(49)

Contract transactions:
Purchase payments	-	-	-	-

Transfers between subaccounts, net	-	(1,000)	-	(446)

Withdrawals	-	-	-	-

Contract maintenance fees	-	-	-	-

Surrender charges	-	-	-	-

Net increase (decrease) in net assets
derived from contract transactions	-	(1,000)	-	(446)

Total increase (decrease) in net assets	-	(1,079)	-	(495)

Net assets at beginning of year	-	1,079	-	495

Net assets at end of year	$-	$-	$-	$-

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS
December 31, 2009 and 2008

1.	Organization

The Sentry Variable Account I (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company of New York (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940.  The Variable Account was established by the Company on August 24, 1983 in support of variable annuity contracts, and commenced operations on May 3, 1984.  The Company discontinued new sales of variable annuity contracts on December 1, 2004.  The Account is an accounting entity wherein all segregated account transactions are reflected.

The assets of each subaccount of the Variable Account are invested in shares of corresponding portfolios of Janus Aspen Series, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc. and Vanguard Variable Insurance Fund (collectively the Funds) at each portfolio's net asset value in accordance with the selection made by the contract owners.

The Funds are diversified open-end investment management companies registered under the Investment Company Act of 1940.  A copy of the Funds' Annual Reports are included in the Variable Account's Annual Report.

2.	Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Valuation of Investments

Investments in shares of each Fund are valued on the closing net asset value per share at December 31, 2009. The funds value their investment securities at fair value.

Securities Transactions and Investment Income

Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time (the date the order to buy and sell is executed).  Dividend income is recorded on the ex-dividend date.  The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

Federal Income Taxes

The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code.  The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

Recently Issued Accounting Standard

In September 2006, the FASB issued FASB ASC820, Fair Value Measurements and Disclosures.  FASB ASC820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements.  FASB ASC820 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings.  For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements.  FASB ASC820 applies whenever other standards require  (or permit) assets or liabilities to be measured at fair value but does not expand the use of

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2009 and 2008

fair value in any new circumstances. FASB ASC820 is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years, with early adoption permitted. The Company adopted FASB ASC820 effective January 1, 2008. The adoption of FASB ASC820 did not have a material impact on the Variable Account's financial statements.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC820 Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as a Level 3 in the fair value hierarchy.

If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Company adopted this guidance for the year ending December 31, 2009. The adoption of this guidance did not have a material impact on the Variable Account's financial statements.

	Subsequent Events

In connection with the preparation of the financial statements and in accordance with the recently issued FASB ASC855, Subsequent Events, the Company evaluated subsequent events after the financial statement date of December 31, 2009 through March 1, 2010. No significant events were identified.

3.	Purchases and Sales of Securities

	In 2009, purchases and proceeds on sales of the Funds' shares were as follows:

			Proceeds
		Purchases	on Sales
*	Janus Aspen Janus Portfolio	$8	$29
**	Janus Aspen Enterprise Portfolio	-	30,177
	Janus Aspen Worldwide Growth Portfolio	14	21
	Janus Aspen Balanced Portfolio	528	138
	T. Rowe Price Prime Reserve Portfolio	63	231
	T. Rowe Price Limited Term Bond Portfolio	484	17,268
	T. Rowe Price Equity Income Portfolio	54	45
	T. Rowe Price Personal Strategy Balanced Portfolio	797	35,138
	T. Rowe Price Mid-Cap Growth Portfolio	-	13,343
	T. Rowe Price International Stock Portfolio	-	11,358
	Total	$1,948	$107,748

	*Formerly Janus Aspen Large Cap Growth Portfolio
	**Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2009 and 2008

	In 2008, purchases and proceeds on sales of the Funds' shares were as follows:

			Proceeds
		Purchases	on Sales
	Janus Aspen Large Cap Growth Portfolio	$149	$26,134
	Janus Aspen Mid Cap Growth Portfolio	14,749	101,361
	Janus Aspen Forty Portfolio	3,003	2,574
	Janus Aspen Worldwide Growth Portfolio	15	25
	Janus Aspen Balanced Portfolio	765	137
	T. Rowe Price Prime Reserve Portfolio	1,333	36,032
	T. Rowe Price Limited Term Bond Portfolio	1,985	58,478
	T. Rowe Price Equity Income Portfolio	1,232	30,313
	T. Rowe Price Personal Strategy Balanced Portfolio	11,988	158,985
	T. Rowe Price Mid-Cap Growth Portfolio	4,055	2,957
	T. Rowe Price International Stock Portfolio	1,153	6,319
	Vanguard Equity Index Portfolio	169	2,726
	Vanguard Mid-Cap Index Portfolio	-	1,000
	Vanguard REIT Index Portfolio	-	446
	Total	$40,596	$427,487

4.	Expenses and Related Party Transactions

A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (.80% mortality and .40% expense risk) of the daily net asset value of the Variable Account. This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract. Until May 1, 2004 the Company elected to pass through to the Variable Account any administrative allowances received from the Funds. After May 1, 2004, the Company no longer passed through any administrative allowances to the Variable Account (see Note 7).

The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units. If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender. This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

There are no deductions made from purchase payments for sales charges at the time of purchase. However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales. Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value. Premium taxes up to 4% are currently imposed by certain states. Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization. In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently intends to advance such premium taxes and to deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

	Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

5.	Fair Value Measurement

FASB ASC820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Variable Account general uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Variable Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2009 and 2008

In accordance with FASB ASC820, the Variable Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

	The Company categorizes financial assets recorded at fair value as follows:

Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

	The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

		Level 1	Level 2	Level 3	Total

	Variable Account Investments	-	$144,576	-	$144,576

The Variable Account only invests in funds with fair value measurements in level two and thus did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC820.

6.	Changes in Units Outstanding

	The changes in units outstanding for the year ended December 31, 2009 were as follows:

		Units	Units	Net Increase
		Issued	Redeemed	(Decrease)
*	Janus Aspen Janus Portfolio	2	2	-
**	Janus Aspen Enterprise Portfolio	-	808	(808)
	Janus Aspen Worldwide Growth Portfolio	-	2	(2)
	Janus Aspen Balanced Portfolio	-	4	(4)
	T. Rowe Price Prime Reserve Portfolio	-	2	(2)
	T. Rowe Price Limited Term Bond Portfolio	-	477	(477)
	T. Rowe Price Equity Income Portfolio	-	2	(2)
	T. Rowe Price Personal Strategy Balanced Portfolio	-	1,032	(1,032)
	T. Rowe Price Mid-Cap Growth Portfolio	-	1,291	(1,291)
	T. Rowe Price International Stock Portfolio	-	2,076	(2,076)

	The changes in units outstanding for the year ended December 31, 2008 were as follows:

		Units	Units	Net Increase
		Issued	Redeemed	(Decrease)
	Janus Aspen Large Cap Growth Portfolio	-	3,881	(3,881)
	Janus Aspen Mid Cap Growth Portfolio	113	1,835	(1,722)
	Janus Aspen Forty Portfolio	270	270	-
	Janus Aspen Worldwide Growth Portfolio	-	3	(3)
	Janus Aspen Balanced Portfolio	-	3	(3)
	T. Rowe Price Prime Reserve Portfolio	-	1,610	(1,610)
	T. Rowe Price Limited Term Bond Portfolio	-	1,685	(1,685)
	T. Rowe Price Equity Income Portfolio	-	2,013	(2,013)
	T. Rowe Price Personal Strategy Balanced Portfolio	155	4,502	(4,347)
	T. Rowe Price Mid-Cap Growth Portfolio	181	182	(1)
	T. Rowe Price International Stock Portfolio	-	717	(717)
	Vanguard Equity Index Portfolio	-	246	(246)
	Vanguard Mid-Cap Index Portfolio	-	65	(65)
	Vanguard REIT Index Portfolio	-	26	(26)

*	Formerly Janus Aspen Large Cap Growth Portfolio
**	Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2009 and 2008

7.	Financial Highlights

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2009 follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets#	Assets	Return
*	Janus Aspen Janus Portfolio	292	$6.12	$2	1.20%	0.53	34.73%
**	Janus Aspen Enterprise Portfolio	1,747	47.66	83	1.20	-	43.11
	Janus Aspen Worldwide Growth Portfolio	202	5.67	1	1.20	1.45	36.06
	Janus Aspen Balanced Portfolio	645	13.45	9	1.20	3.03	24.39
	T. Rowe Price Prime Reserve Portfolio	747	21.83	16	1.20	0.38	(0.81)
	T. Rowe Price Limited Term Bond Portfolio	93	36.28	3	1.20	3.72	7.01
	T. Rowe Price Equity Income Portfolio	240	13.37	3	1.20	2.00	24.11
	T. Rowe Price Personal Strategy Balanced Portfolio	650	41.35	27	1.20	2.07	30.55
	T. Rowe Price Mid-Cap Growth Portfolio	-	-	-	1.20	-	43.92
	T. Rowe Price International Stock Portfolio	-	-	-	1.20	-	50.59

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2008 follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets#	Assets	Return
	Janus Aspen Large Cap Growth Portfolio	292	$4.54	$1	1.20%	0.85	(40.44)%
	Janus Aspen Mid Cap Growth Portfolio	2,555	33.30	85	1.20	0.24	(44.40)
	Janus Aspen Worldwide Growth Portfolio	204	4.17	1	1.20	1.22	(45.33)
	Janus Aspen Balanced Portfolio	649	10.81	7	1.20	2.75	(16.84)
	T. Rowe Price Prime Reserve Portfolio	749	22.00	16	1.20	2.74	1.45
	T. Rowe Price Limited Term Bond Portfolio	570	33.90	19	1.20	4.29	0.34
	T. Rowe Price Equity Income Portfolio	242	10.77	3	1.20	1.87	(36.87)
	T. Rowe Price Personal Strategy Balanced Portfolio	1,682	31.67	53	1.20	2.29	(30.72)
	T. Rowe Price Mid-Cap Growth Portfolio	1,291	10.51	14	1.20	-	(40.48)
	T. Rowe Price International Stock Portfolio	2,076	5.93	12	1.20	1.63	(49.32)
	Vanguard Equity Index Portfolio	-	-	-	1.20	3.03	(37.69)
	Vanguard Mid-Cap Index Portfolio	-	-	-	1.20	-	(42.51)
	Vanguard REIT Index Portfolio	-	-	-	1.20	-	(37.99)

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

*	Formerly Janus Aspen Large Cap Growth Portfolio
**	Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2009 and 2008

A summary of unit values, units outstanding and certain financial performance information for each subaccount or variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2007 follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets#	Assets	Return
	Janus Aspen Large Cap Growth Portfolio	4,173	$7.62	$32	1.20%	0.73	13.72%
	Janus Aspen Mid Cap Growth Portfolio	4,277	59.89	256	1.20	0.21	20.59
	Janus Aspen Worldwide Growth Portfolio	207	7.63	2	1.20	0.76	8.32
	Janus Aspen Balanced Portfolio	652	13.00	8	1.20	2.56	9.22
	T. Rowe Price Prime Reserve Portfolio	2,359	21.69	51	1.20	4.76	3.63
	T. Rowe Price Limited Term Bond Portfolio	2,255	33.79	76	1.20	4.32	4.22
	T. Rowe Price Equity Income Portfolio	2,255	17.06	38	1.20	1.70	2.03
	T. Rowe Price Personal Strategy Balanced Portfolio	6,029	45.71	276	1.20	2.15	6.33
	T. Rowe Price Mid-Cap Growth Portfolio	1,292	17.66	23	1.20	0.18	16.12
	T. Rowe Price International Stock Portfolio	2,793	11.70	33	1.20	1.32	11.69
	Vanguard Equity Index Portfolio	246	13.93	3	1.20	1.53	4.17
	Vanguard Small Company Growth Portfolio	-	-	-	1.20	0.66	2.58
	Vanguard Mid-Cap Index Portfolio	65	16.60	1	1.20	1.59	4.93
	Vanguard REIT Index Portfolio	26	19.65	-	1.20	1.90	(17.56)

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2006 follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets#	Assets	Return
	Janus Aspen Large Cap Growth Portfolio	4,176	$6.70	$28	1.20%	0.49	10.06%
	Janus Aspen Mid Cap Growth Portfolio	5,071	49.66	252	1.20	-	12.27
	Janus Aspen Worldwide Growth Portfolio	208	7.04	1	1.20	1.74	16.81
	Janus Aspen Balanced Portfolio	655	11.90	8	1.20	2.16	9.41
	T. Rowe Price Prime Reserve Portfolio	2,361	20.93	49	1.20	4.49	3.36
	T. Rowe Price Limited Term Bond Portfolio	2,290	32.42	74	1.20	4.06	2.83
	T. Rowe Price Equity Income Portfolio	2,951	16.72	49	1.20	1.64	17.57
	T. Rowe Price Personal Strategy Balanced Portfolio	8,217	42.99	353	1.20	2.08	10.53
	T. Rowe Price Mid-Cap Growth Portfolio	1,669	15.21	25	1.20	-	5.38
	T. Rowe Price International Stock Portfolio	3,113	10.48	33	1.20	1.20	17.68
	Vanguard Equity Index Portfolio	252	13.37	3	1.20	1.67	14.31
	Vanguard Small Company Growth Portfolio	765	13.87	11	1.20	0.30	8.89
	Vanguard Mid-Cap Index Portfolio	846	15.82	13	1.20	0.93	12.39
	Vanguard REIT Index Portfolio	26	23.83	1	1.20	-	33.32

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2009 and 2008

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2005 follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets#	Assets	Return
	Janus Aspen Large Cap Growth Portfolio	4,179	$6.09	$25	1.20%	0.34	3.05%
	Janus Aspen Mid Cap Growth Portfolio	5,148	44.24	228	1.20	-	10.98
	Janus Aspen Worldwide Growth Portfolio	209	6.03	1	1.20	1.42	4.61
	Janus Aspen Balanced Portfolio	659	10.88	7	1.20	2.30	6.67
	T. Rowe Price Prime Reserve Portfolio	2,321	20.25	47	1.20	2.76	1.57
	T. Rowe Price Limited Term Bond Portfolio	3,197	31.53	101	1.20	3.55	0.54
	T. Rowe Price Equity Income Portfolio	6,612	14.22	94	1.20	1.58	2.69
	T. Rowe Price Personal Strategy Balanced Portfolio	9,379	38.90	365	1.20	1.79	5.16
	T. Rowe Price Mid-Cap Growth Portfolio	2,436	14.44	35	1.20	-	13.38
	T. Rowe Price International Stock Portfolio	2,365	8.91	21	1.20	1.65	14.66
	Vanguard Balanced Portfolio	-	-	-	1.20	10.52	5.54
	Vanguard Equity Index Portfolio	-	-	-	1.20	7.22	3.52
	Vanguard Small Company Growth Portfolio	1,607	12.74	20	1.20	-	4.98
	Vanguard Mid-Cap Index Portfolio	983	14.08	14	1.20	0.97	12.60
	Vanguard REIT Index Portfolio	-	-	-	1.20	12.03	10.49

#	Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.

8.	Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbour test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. The Variable Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.